Fair Value Disclosures - (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The following tables present information about Farmer Mac's assets and liabilities measured at fair value on a recurring and nonrecurring basis as of December 31, 2013 and 2012, respectively, and indicate the fair value hierarchy of the valuation techniques used by Farmer Mac to determine such fair value:

Table 13.1

Assets and Liabilities Measured at Fair Value as of December 31, 2013
	Level 1	Level 2	Level 3	Total
	(in thousands)
Recurring:
Assets:
Investment Securities:
Available-for-sale:
Floating rate auction-rate certificates backed by Government guaranteed student loans	$—	$—	$65,285	$65,285
Floating rate asset-backed securities	—	166,104	—	166,104
Floating rate corporate debt securities	—	109,769	—	109,769
Fixed rate corporate debt securities	—	55,141	—	55,141
Floating rate Government/GSE guaranteed mortgage-backed securities	—	621,064	205	621,269
Fixed rate GSE guaranteed mortgage-backed securities	—	8,657	—	8,657
Floating rate GSE subordinated debt	—	63,385	—	63,385
Fixed rate GSE preferred stock	—	83,161	—	83,161
Fixed rate taxable municipal bonds	—	30,681	—	30,681
Fixed rate senior agency debt	—	524,062	—	524,062
Fixed rate U.S. Treasuries	755,633	—	—	755,633
Total available-for-sale	755,633	1,662,024	65,490	2,483,147
Trading:
Floating rate asset-backed securities	—	—	928	928
Total trading	—	—	928	928
Total Investment Securities	755,633	1,662,024	66,418	2,484,075
Farmer Mac Guaranteed Securities:
Available-for-sale:
AgVantage	—	—	5,070,366	5,070,366
Farmer Mac Guaranteed USDA Securities	—	—	21,234	21,234
Total Farmer Mac Guaranteed Securities	—	—	5,091,600	5,091,600
USDA Securities:
Available-for-sale	—	—	1,553,669	1,553,669
Trading	—	—	58,344	58,344
Total USDA Securities	—	—	1,612,013	1,612,013
Financial derivatives	—	19,718	—	19,718
Total Assets at fair value	$755,633	$1,681,742	$6,770,031	$9,207,406
Liabilities:
Financial derivatives	$1	$75,472	$235	$75,708
Total Liabilities at fair value	$1	$75,472	$235	$75,708
Nonrecurring:
Assets:
Loans held for investment	$—	$—	$4,420	$4,420
REO	—	—	1,818	1,818
Total Nonrecurring Assets at fair value	$—	$—	$6,238	$6,238

Assets and Liabilities Measured at Fair Value as of December 31, 2012
	Level 1	Level 2	Level 3	Total
	(in thousands)
Recurring:
Assets:
Investment Securities:
Available-for-sale:
Floating rate auction-rate certificates backed by Government guaranteed student loans	$—	$—	$63,159	$63,159
Floating rate asset-backed securities	—	151,044	—	151,044
Fixed rate asset-backed securities	—	6,501	—	6,501
Floating rate corporate debt securities	—	76,763	—	76,763
Fixed rate corporate debt	—	52,416	—	52,416
Floating rate Government/GSE guaranteed mortgage-backed securities	—	712,859	—	712,859
Fixed rate GSE guaranteed mortgage-backed securities	—	2,065	—	2,065
Floating rate GSE subordinated debt	—	57,431	—	57,431
Fixed rate GSE preferred stock	—	87,086	—	87,086
Floating rate senior agency debt	—	50,055	—	50,055
Fixed rate senior agency debt	—	73,114	—	73,114
Fixed rate U.S. Treasuries	1,165,889	—	—	1,165,889
Total available-for-sale	1,165,889	1,269,334	63,159	2,498,382
Trading:
Floating rate asset-backed securities	—	—	1,247	1,247
Total trading	—	—	1,247	1,247
Total Investment Securities	1,165,889	1,269,334	64,406	2,499,629
Farmer Mac Guaranteed Securities:
Available-for-sale:
AgVantage	—	—	4,739,577	4,739,577
Farmer Mac Guaranteed USDA Securities	—	—	26,681	26,681
Total Farmer Mac Guaranteed Securities	—	—	4,766,258	4,766,258
USDA Securities:
Available-for-sale	—	—	1,486,595	1,486,595
Trading	—	—	104,188	104,188
Total USDA Securities	—	—	1,590,783	1,590,783
Financial derivatives	—	31,173	—	31,173
Total Assets at fair value	$1,165,889	$1,300,507	$6,421,447	$8,887,843
Liabilities:
Financial derivatives	$12	$149,979	$691	$150,682
Total Liabilities at fair value	$12	$149,979	$691	$150,682
Nonrecurring:
Assets:
Loans held for sale	$—	$—	$657,154	$657,154
Loans held for investment	—	—	8,130	8,130
REO	—	—	1,704	1,704
Total Nonrecurring Assets at fair value	$—	$—	$666,988	$666,988

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following tables present additional information about assets and liabilities measured at fair value on a recurring basis for which Farmer Mac has used significant unobservable inputs to determine fair value. Net transfers in and/or out of level 3 are based on the fair values of the assets and liabilities as of the beginning of the reporting period.

Table 13.2

Level 3 Assets and Liabilities Measured at Fair Value for the Year Ended December 31, 2013
	Beginning Balance	Purchases	Sales	Settlements	Realized and Unrealized Gains/ (Losses) included in Income	Unrealized Losses included in Other Comprehen-sive Income	Ending Balance
	(in thousands)
Recurring:
Assets:
Investment Securities:
Available-for-sale:
Floating rate auction-rate certificates backed by Government guaranteed student loans	$63,159	$—	$—	$—	$—	$2,126	$65,285
Floating rate Government/GSE guaranteed mortgage-backed securities	—	233	—	(24)	—	(4)	205
Total available-for-sale	63,159	233	—	(24)	—	2,122	65,490
Trading:
Floating rate asset-backed securities (1)	1,247	—	—	(774)	455	—	928
Total trading	1,247	—	—	(774)	455	—	928
Total Investment Securities	64,406	233	—	(798)	455	2,122	66,418
Farmer Mac Guaranteed Securities:
Available-for-sale:
AgVantage	4,739,577	1,273,500	—	(844,437)	(18,230)	(80,044)	5,070,366
Farmer Mac Guaranteed USDA Securities	26,681	—	—	(5,214)	—	(233)	21,234
Total Farmer Mac Guaranteed Securities	4,766,258	1,273,500	—	(849,651)	(18,230)	(80,277)	5,091,600
USDA Securities:
Available-for-sale	1,486,595	361,894	—	(234,035)	—	(60,785)	1,553,669
Trading (2)	104,188	—	—	(44,570)	(1,274)	—	58,344
Total USDA Securities	1,590,783	361,894	—	(278,605)	(1,274)	(60,785)	1,612,013
Total Assets at fair value	$6,421,447	$1,635,627	$—	$(1,129,054)	$(19,049)	$(138,940)	$6,770,031
Liabilities:
Financial derivatives (3)	$(691)	$—	$—	$—	$456	$—	$(235)
Total Liabilities at fair value	$(691)	$—	$—	$—	$456	$—	$(235)

(1)	Unrealized gains are attributable to assets still held as of December 31, 2013 and are recorded in "(Losses)/gains on trading assets."

(2)	Includes unrealized losses of $0.5 million attributable to assets still held as of December 31, 2013 that are recorded in "(Losses)/gains on trading assets."

(3)	Unrealized gains are attributable to liabilities still held as of December 31, 2013 and are recorded in "Gains/(losses) on financial derivatives and hedging activities."

Level 3 Assets and Liabilities Measured at Fair Value for the Year Ended December 31, 2012
	Beginning Balance	Purchases	Sales	Settlements	Realized and Unrealized Gains/ (Losses) included in Income	Unrealized Gains/(Losses) included in Other Comprehen-sive Income	Ending Balance
	(in thousands)
Recurring:
Assets:
Investment Securities:
Available-for-sale:
Floating rate auction-rate certificates backed by Government guaranteed student loans	$60,213	$—	$—	$—	$—	$2,946	$63,159
Total available-for-sale	60,213	—	—	—	—	2,946	63,159
Trading:
Floating rate asset-backed securities (1)	1,796	—	—	(812)	263	—	1,247
Total trading	1,796	—	—	(812)	263	—	1,247
Total Investment Securities	62,009	—	—	(812)	263	2,946	64,406
Farmer Mac Guaranteed Securities:
Available-for-sale:
AgVantage	4,253,673	984,406	—	(498,533)	6,388	(6,357)	4,739,577
Farmer Mac Guaranteed USDA Securities	35,599	5,327	(5,327)	(8,907)	—	(11)	26,681
Total Farmer Mac Guaranteed Securities	4,289,272	989,733	(5,327)	(507,440)	6,388	(6,368)	4,766,258
USDA Securities:
Available-for-sale	1,279,546	479,324	—	(256,685)	—	(15,590)	1,486,595
Trading (2)	212,359	—	—	(108,215)	44	—	104,188
Total USDA Securities	1,491,905	479,324	—	(364,900)	44	(15,590)	1,590,783
Total Assets at fair value	$5,843,186	$1,469,057	$(5,327)	$(873,152)	$6,695	$(19,012)	$6,421,447
Liabilities:
Financial derivatives (3)	$(1,335)	$—	$—	$—	$644	$—	$(691)
Total Liabilities at fair value	$(1,335)	$—	$—	$—	$644	$—	$(691)

(1)	Unrealized gains are attributable to assets still held as of December 31, 2012 and are recorded in "(Losses)/gains on trading assets."

(2)	Includes unrealized gains of $0.3 million attributable to assets still held as of December 31, 2012 that are recorded in "(Losses)/gains on trading assets."

(3)	Unrealized gains are attributable to liabilities still held as of December 31, 2012 and are recorded in "Gains/(losses) on financial derivatives and hedging activities."

Level 3 Assets and Liabilities Measured at Fair Value for the Year Ended December 31, 2011
	Beginning Balance	Purchases	Sales	Settlements	Realized and Unrealized Gains/ (Losses) included in Income	Unrealized Gains/(Losses) included in Other Comprehen-sive Income	Ending Balance
	(in thousands)
Recurring:
Assets:
Investment Securities:
Available-for-sale:
Floating rate auction-rate certificates backed by Government guaranteed student loans	$64,335	$—	$—	$—	$—	$(4,122)	$60,213
Total available-for-sale	64,335	—	—	—	—	(4,122)	60,213
Trading:
Floating rate asset-backed securities (1)	1,400	—	—	(822)	1,218	—	1,796
Total trading	1,400	—	—	(822)	1,218	—	1,796
Total Investment Securities	65,735	—	—	(822)	1,218	(4,122)	62,009
Farmer Mac Guaranteed Securities:
Available-for-sale:
AgVantage	2,869,627	1,801,500	—	(478,431)	—	60,977	4,253,673
Farmer Mac Guaranteed USDA Securities	37,637	3,268	(3,268)	(4,334)	—	2,296	35,599
Total Farmer Mac Guaranteed Securities	2,907,264	1,804,768	(3,268)	(482,765)	—	63,273	4,289,272
USDA Securities:
Available-for-sale	1,005,679	404,836	—	(172,785)	—	41,816	1,279,546
Trading (2)	311,765	—	—	(102,525)	3,119	—	212,359
Total USDA Securities	1,317,444	404,836	—	(275,310)	3,119	41,816	1,491,905
Total Assets at fair value	$4,290,443	$2,209,604	$(3,268)	$(758,897)	$4,337	$100,967	$5,843,186
Liabilities:
Financial derivatives (3)	$(3,390)	$—	$—	$—	$2,055	$—	$(1,335)
Total Liabilities at fair value	$(3,390)	$—	$—	$—	$2,055	$—	$(1,335)

(1)	Unrealized gains are attributable to assets still held as of December 31, 2011 and are recorded in "Losses on trading assets."

(2)	Includes unrealized losses of $1.8 million attributable to assets still held as of December 31, 2011 that are recorded in "(Losses)/gains on trading assets."

(3)	Unrealized gains are attributable to liabilities still held as of December 31, 2011 and are recorded in "Gains/(losses) on financial derivatives and hedging activities."

[1],[2],[3]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Table Text Block]
The following tables present additional information about the significant unobservable inputs, such as discount rates and constant prepayment rates ("CPR"), used in the fair value measurements categorized in level 3 of the fair value hierarchy as of December 31, 2013 and 2012.

Table 13.3

	December 31, 2013
Financial Instruments	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted-Average)
	(in thousands)
Assets:
Investment securities:
Floating rate auction-rate certificates backed by Government guaranteed student loans	$65,285	Indicative bids	Range of broker quotes	82.0% - 92.0% (88.1%)
Floating rate asset-backed securities	$928	Discounted cash flow	Discount rate	13.0% - 22.5% (17.7%)
			CPR	10%
Floating rate Government/GSE guaranteed mortgage-backed securities	$205	Discounted cash flow	Discount rate	1.8% - 1.8% (1.8%)
			CPR	6%
Farmer Mac Guaranteed Securities:
AgVantage	$5,070,366	Discounted cash flow	Discount rate	0.9% - 3.6% (1.8%)
Farmer Mac Guaranteed USDA Securities	$21,234	Discounted cash flow	Discount rate	0.9% - 3.2% (1.9%)
			CPR	7% - 14% (11%)
USDA Securities	$1,612,013	Discounted cash flow	Discount rate	1.2% - 5.3% (3.4%)
			CPR	0% - 23% (5%)
Liabilities:
Financial Derivatives:
Basis swaps	$235	Discounted cash flow	Discount rate	0.7% - 2.3% (1.3%)
			CPR	10% - 11% (10%)

	December 31, 2012
Financial Instruments	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted-Average)
	(in thousands)
Assets:
Investment securities:
Floating rate auction-rate certificates backed by Government guaranteed student loans	$63,159	Indicative bids	Range of broker quotes	82.0% - 90.0% (85.0%)
Floating rate asset-backed securities	$1,247	Discounted cash flow	Discount rate	12.4% - 19.7% (16.2%)
			CPR	10%
Farmer Mac Guaranteed Securities:
AgVantage	$4,739,577	Discounted cash flow	Discount rate	0.8% - 3.4% (1.6%)
Farmer Mac Guaranteed USDA Securities	$26,681	Discounted cash flow	Discount rate	1.0% - 3.4% (2.1%)
			CPR	8% - 17% (14%)
USDA Securities	$1,590,783	Discounted cash flow	Discount rate	1.4% - 5.3% (3.4%)
			CPR	0% - 26% (10%)
Liabilities:
Financial Derivatives:
Basis swaps	$691	Discounted cash flow	Discount rate	1.0% - 3.0% (1.7%)
			CPR	11% - 19% (16%)

Fair Value, by Balance Sheet Grouping [Table Text Block]
The following table sets forth the estimated fair values and carrying values for financial assets, liabilities, and guarantees and commitments as of December 31, 2013 and 2012:

Table 13.4

	December 31, 2013		December 31, 2012
	Fair Value	Carrying Amount	Fair Value	Carrying Amount
	(in thousands)
Financial assets:
Cash and cash equivalents	$749,313	$749,313	$785,564	$785,564
Investment securities	2,484,075	2,484,075	2,499,629	2,499,629
Farmer Mac Guaranteed Securities	5,091,600	5,091,600	4,766,258	4,766,258
USDA Securities	1,612,013	1,612,013	1,590,783	1,590,783
Loans	3,138,932	3,193,248	2,746,742	2,729,774
Financial derivatives	19,718	19,718	31,173	31,173
Guarantee and commitment fees receivable:
LTSPCs	33,807	27,244	27,805	22,863
Farmer Mac Guaranteed Securities	18,470	16,660	20,432	18,926
Financial liabilities:
Notes payable:
Due within one year	7,353,356	7,338,781	6,573,013	6,567,366
Due after one year	4,977,942	5,001,169	5,202,751	5,034,739
Debt securities of consolidated trusts held by third parties	257,512	261,760	164,910	167,621
Financial derivatives	75,708	75,708	150,682	150,682
Guarantee and commitment obligations:
LTSPCs	32,856	26,293	26,896	21,954
Farmer Mac Guaranteed Securities	15,185	13,374	17,354	15,849

The carrying value of cash and cash equivalents is a reasonable estimate of their approximate fair value and is classified as level 1 within the fair value hierarchy. Investment securities primarily are valued based on unadjusted quoted prices in active markets and are classified as level 2 within the fair value hierarchy. Farmer Mac internally models the fair value of its loan portfolio, including loans held for sale, loans held for investment and loans held for investment in consolidated trusts, Farmer Mac Guaranteed Securities, and USDA Securities by discounting the projected cash flows of these instruments at projected interest rates. The fair values are based on the present value of expected cash flows using management's best estimate of certain key assumptions, which include prepayment speeds, forward yield curves and discount rates commensurate with the risks involved. These fair value measurements do not take into consideration the fair value of the underlying property and are classified as level 3 within the fair value hierarchy. Financial derivatives primarily are valued using unadjusted counterparty valuations and are classified as level 2 within the fair value hierarchy. The fair value of the guarantee fees receivable/obligation and debt securities of consolidated trusts are estimated based on the present value of expected future cash flows of the underlying mortgage assets using management's best estimate of certain key assumptions, which include prepayments speeds, forward yield curves, and discount rates commensurate with the risks involved and are classified as level 3 within the fair value hierarchy. Notes payable are valued by discounting the expected cash flows of these instruments using a yield curve derived from market prices observed for similar agency securities and are also classified as level 3 within the fair value hierarchy. Because the cash flows of Farmer Mac's financial instruments may be interest rate path dependent, estimated fair values and projected discount rates for level 3 financial instruments are derived using a Monte Carlo simulation model. Different market assumptions and estimation methodologies could significantly affect estimated fair value amounts.

[1]	Includes unrealized losses of $1.8 million attributable to assets still held as of December 31, 2011 that are recorded in "(Losses)/gains on trading assets."
[2]	Unrealized gains are attributable to assets still held as of December 31, 2011 and are recorded in "Losses on trading assets."
[3]	Unrealized gains are attributable to liabilities still held as of December 31, 2011 and are recorded in "Gains/(losses) on financial derivatives and hedging activities."